UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/11 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Chemicals (18.3%)

Agrium, Inc. (Canada)	59,200	$5,195,888

Arkema (France)	40,205	4,410,713

BASF SE (Germany)	193,452	17,861,930

Celanese Corp. Ser. A	67,800	3,531,702

CF Industries Holdings, Inc.	25,600	3,936,768

Dow Chemical Co. (The)	168,900	6,102,357

Huntsman Corp.	255,300	4,837,935

JSR Corp. (Japan)	297,400	5,906,371

Lanxess AG (Germany)(S)	37,230	3,217,808

LyondellBasell Industries NV Class A (Netherlands)	137,900	6,041,399

Nitto Denko Corp. (Japan)	92,300	4,838,281

Petronas Chemicals Group Bhd (Malaysia)(NON)	1,829,500	4,400,555

Syngenta AG (Switzerland)(NON)	20,971	7,240,060

TSRC Corp. (Taiwan)	842,000	2,574,759

Uralkali (Russia)(NON)	645,167	5,623,076

		85,719,602
Construction materials (1.8%)

China Shanshui Cement Group, Ltd. (China)	3,589,000	3,880,734

HeidelbergCement AG (Germany)	66,865	4,657,975

		8,538,709
Containers and packaging (1.3%)

Crown Holdings, Inc.(NON)	78,200	3,175,702

Rock-Tenn Co. Class A(S)	40,898	3,142,193

		6,317,895
Electrical equipment (0.9%)

GrafTech International, Ltd.(NON)	192,900	4,077,906

		4,077,906
Energy equipment and services (7.6%)

Baker Hughes, Inc.	49,100	3,629,963

National Oilwell Varco, Inc.	142,700	10,357,166

Schlumberger, Ltd.	182,409	15,636,099

Technip SA (France)	57,870	6,232,241

		35,855,469
Metals and mining (19.1%)

ArcelorMittal (France)	57,047	1,914,022

BHP Billiton PLC (United Kingdom)	564,513	22,384,274

Cliffs Natural Resources, Inc.	26,000	2,358,200

First Quantum Minerals, Ltd. (Canada)	37,600	5,113,724

Fortescue Metals Group, Ltd. (Australia)	796,434	5,550,135

Freeport-McMoRan Copper & Gold, Inc. Class B	158,800	8,200,432

Glencore International PLC (Switzerland)(NON)	282,512	2,468,493

Nucor Corp.	70,300	2,976,502

Rio Tinto PLC (United Kingdom)	286,061	20,017,756

Vedanta Resources PLC (United Kingdom)	149,056	5,284,345

Xstrata PLC (United Kingdom)	572,881	13,461,846

		89,729,729
Oil, gas, and consumable fuels (48.9%)

Anadarko Petroleum Corp.	51,200	4,071,424

Apache Corp.	73,700	9,183,020

BG Group PLC (United Kingdom)	571,587	13,297,611

BP PLC (United Kingdom)	1,875,654	14,471,876

Cairn Energy PLC (United Kingdom)(NON)	653,308	4,746,356

Canadian Natural Resources, Ltd. (Canada)	220,900	9,615,352

Chevron Corp.	170,000	17,834,700

CNOOC, Ltd. (China)	763,000	1,930,143

Cobalt International Energy, Inc.(NON)	175,278	2,522,250

CONSOL Energy, Inc.	86,800	4,450,236

Exxon Mobil Corp.	517,038	43,157,162

Gazprom OAO (Russia)(NON)	276,815	2,023,155

Gazprom OAO ADR (Russia)	100,565	1,487,991

Hess Corp.	39,400	3,113,782

Inpex Corp. (Japan)	999	7,235,982

Linn Energy, LLC (Units)	44,106	1,713,959

Newfield Exploration Co.(NON)	39,000	2,909,010

Nexen, Inc. (Canada)	183,869	4,241,817

Noble Energy, Inc.	84,600	7,884,720

Occidental Petroleum Corp.	104,006	11,217,047

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	214,300	2,178,540

Petroleo Brasileiro SA ADR (Brazil)	59,676	2,066,580

Petroleo Brasileiro SA ADR (Preference) (Brazil)	33,900	1,059,714

QEP Resources, Inc.	34,400	1,496,400

Royal Dutch Shell PLC Class A (United Kingdom)	391,104	14,126,880

Royal Dutch Shell PLC Class B (United Kingdom)	343,404	12,481,795

Sunoco, Inc.	122,100	4,943,829

Swift Energy Co.(NON)	48,300	1,894,809

Total SA (France)	280,233	16,209,937

Tullow Oil PLC (United Kingdom)	298,313	6,648,047

		230,214,124
Paper and forest products (1.0%)

International Paper Co.	150,400	4,695,488

		4,695,488

Total Common stocks (cost $395,465,070)		$465,148,922

SHORT-TERM INVESTMENTS (2.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	4,751,200	$4,751,200

Putnam Money Market Liquidity Fund 0.07%(e)	4,615,162	4,615,162

SSgA Prime Money Market Fund 0.09%(i)(P)	1,120,000	1,120,000

U.S. Treasury Bills with effective yields ranging from 0.116% to 0.225%, November 17, 2011(SEGSF)	$1,000,000	999,315

Total Short-term investments (cost $11,485,667)		$11,485,677

TOTAL INVESTMENTS

Total investments (cost $406,950,737)(b)		$476,634,599

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $238,257,445) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	6/15/11	$3,650,737	$3,751,104	$100,367
	British Pound	Sell	6/15/11	6,480,797	6,582,312	101,515
	Canadian Dollar	Buy	6/15/11	4,129,705	4,212,975	(83,270)
	Euro	Sell	6/15/11	4,693,480	4,863,150	169,670
	Swiss Franc	Buy	6/15/11	875,313	863,532	11,781
Barclays Bank PLC
	Australian Dollar	Buy	6/15/11	2,448,904	2,516,299	(67,395)
	British Pound	Sell	6/15/11	5,337,910	5,423,179	85,269
	Canadian Dollar	Buy	6/15/11	4,645,531	4,741,299	(95,768)
	Japanese Yen	Sell	6/15/11	656,363	658,627	2,264
	Swiss Franc	Sell	6/15/11	823,272	812,728	(10,544)
Citibank, N.A.
	British Pound	Sell	6/15/11	4,859,076	4,931,095	72,019
	Euro	Sell	6/15/11	1,711,855	1,773,095	61,240
	Hong Kong Dollar	Sell	6/15/11	6,625,646	6,635,250	9,604
	Singapore Dollar	Sell	6/15/11	730	735	5
	Swiss Franc	Sell	6/15/11	518,296	511,746	(6,550)
Credit Suisse AG
	British Pound	Sell	6/15/11	4,679,945	4,752,569	72,624
	Canadian Dollar	Buy	6/15/11	8,923,617	9,064,554	(140,937)
	Euro	Sell	6/15/11	1,470,548	1,522,583	52,035
	Japanese Yen	Buy	6/15/11	16,994,105	17,052,622	(58,517)
	Norwegian Krone	Buy	6/15/11	1,493,096	1,527,652	(34,556)
Deutsche Bank AG
	Australian Dollar	Buy	6/15/11	1,476,985	1,517,757	(40,772)
	Canadian Dollar	Buy	6/15/11	1,690,700	1,724,737	(34,037)
	Euro	Sell	6/15/11	2,006,051	2,077,648	71,597
	Swedish Krona	Buy	6/15/11	1,411,191	1,439,611	(28,420)
Goldman Sachs International
	British Pound	Sell	6/15/11	3,890,715	3,952,180	61,465
	Euro	Buy	6/15/11	1,151,345	1,192,662	(41,317)
	Japanese Yen	Sell	6/15/11	1,764,777	1,770,187	5,410
	Norwegian Krone	Buy	6/15/11	1,760,655	1,800,618	(39,963)
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/15/11	21,766,795	22,361,528	(594,733)
	British Pound	Sell	6/15/11	6,808,464	6,916,436	107,972
	Hong Kong Dollar	Buy	6/15/11	2,664,398	2,667,645	(3,247)
	Norwegian Krone	Buy	6/15/11	2,530,940	2,593,449	(62,509)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/15/11	3,697,465	3,797,101	(99,636)
	British Pound	Sell	6/15/11	7,984,742	8,107,339	122,597
	Canadian Dollar	Buy	6/15/11	6,139,456	6,263,481	(124,025)
	Euro	Sell	6/15/11	8,821,421	9,129,942	308,521
	Hong Kong Dollar	Sell	6/15/11	1,933,540	1,936,009	2,469
	Japanese Yen	Sell	6/15/11	1,992,579	1,999,711	7,132
	Swiss Franc	Buy	6/15/11	2,110,338	2,083,321	27,017
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	6/15/11	683,036	699,915	16,879
	British Pound	Buy	6/15/11	1,152,591	1,170,652	(18,061)
	Canadian Dollar	Buy	6/15/11	6,645,686	6,782,615	(136,929)
	Euro	Sell	6/15/11	1,932,178	2,000,118	67,940
	Israeli Shekel	Buy	6/15/11	351,164	355,835	(4,671)
	Japanese Yen	Sell	6/15/11	1,840,288	1,846,159	5,871
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/15/11	2,050,067	2,106,216	(56,149)
	Canadian Dollar	Buy	6/15/11	8,801,754	8,978,758	(177,004)
	Euro	Buy	6/15/11	5,212,743	5,399,406	(186,663)
	Israeli Shekel	Buy	6/15/11	351,193	356,401	(5,208)
UBS AG
	Australian Dollar	Buy	6/15/11	2,755,137	2,829,613	(74,476)
	British Pound	Sell	6/15/11	7,518,079	7,555,882	37,803
	Canadian Dollar	Sell	6/15/11	3,172,140	3,184,149	12,009
	Euro	Buy	6/15/11	11,031,986	11,420,314	(388,328)
	Israeli Shekel	Buy	6/15/11	351,193	356,012	(4,819)
	Norwegian Krone	Buy	6/15/11	887,360	907,668	(20,308)
Westpac Banking Corp.
	Australian Dollar	Sell	6/15/11	1,381,507	1,417,930	36,423
	British Pound	Sell	6/15/11	1,949,552	1,980,469	30,917
	Euro	Buy	6/15/11	5,520,879	5,718,308	(197,429)
	Japanese Yen	Sell	6/15/11	7,634,994	7,662,557	27,563

Total						$(1,148,263)

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $470,542,431.
(b)	The aggregate identified cost on a tax basis is $409,022,105, resulting in gross unrealized appreciation and depreciation of $74,786,485 and $7,173,991, respectively, or net unrealized appreciation of $67,612,494.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,659,177. The fund received cash collateral of $4,751,200 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,266 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $105,966,281 and $101,551,828, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,859,925 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	42.3%
	United Kingdom	27.0
	France	6.1
	Germany	5.5
	Canada	5.1
	Japan	3.8
	Switzerland	2.1
	Russia	1.9
	Netherlands	1.3
	China	1.2
	Australia	1.2
	Brazil	1.1
	Malaysia	0.9
	Taiwan	0.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $207,500,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $71,962 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,828,725 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $368,852.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$165,177,579	$100,892,014	$—
Industrials	4,077,906	—	—
Materials	59,308,290	135,693,133	—
Total common stocks	228,563,775	236,585,147	—
Short-term investments	5,735,162	5,750,515	—

Totals by level	$234,298,937	$242,335,662	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,148,263)	$—

Totals by level	$—	$(1,148,263)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,687,978	$2,836,241

Total	$1,687,978	$2,836,241

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011